Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans)
The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-settled awards), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2021 US$m	2020 US$m	2019 US$m	2021 US$m	2020 US$m
Equity-settled awards	122	131	118	—	—
Cash-settled awards	4	7	5	6	7
Total	126	138	123	6	7

Performance share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of non-vested and vested shares

	Rio Tinto plc awards				Rio Tinto Limited awards
	2021 number	Weighted average fair value at grant date 2021 £	2020 number	Weighted average fair value at grant date 2020 £	2021 number	Weighted average fair value at grant date 2021 A$	2020 number	Weighted average fair value at grant date 2020 A$
Unvested awards at 1 January	3,778,041	21.01	3,803,394	22.20	1,391,373	44.40	1,636,517	45.11
Awarded	676,296	29.63	716,111	13.55	217,178	60.67	198,863	33.56
Forfeited	(474,878)	20.85	(136,030)	21.13	(59,291)	46.42	(178,921)	46.37
Failed performance conditions	(189,799)	19.43	(145,661)	16.64	(89,448)	44.07	(63,852)	33.38
Vested	(413,588)	9.48	(459,773)	20.55	(183,118)	20.96	(201,234)	41.21
Unvested awards at 31 December	3,376,072	24.26	3,778,041	21.01	1,276,694	50.46	1,391,373	44.40

	Rio Tinto plc awards				Rio Tinto Limited awards
	2021 number	Weighted average share price at vesting 2021 £	2020 number	Weighted average share price at vesting 2020 £	2021 number	Weighted average share price at vesting 2021 A$	2020 number	Weighted average share price at vesting 2020 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	431,682	62.63	476,602	43.13	184,876	127.37	217,287	93.48
Vested awards settled in cash during the year (including dividend shares applied on vesting)	63,144	62.35	108,887	43.13	29,737	127.5	28,208	93.82

Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of non-vested and vested shares

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2021 number	Weighted average fair value at grant date 2021 £	2020 number	Weighted average fair value at grant date 2020 £	2021 number	Weighted average fair value at grant date 2021 A$	2020 number	Weighted average fair value at grant date 2020 A$
Unvested awards at 1 January(b)	2,650,861	37.50	2,613,013	37.14	2,216,734	82.52	2,273,669	75.46
Awarded	987,665	52.07	1,190,528	36.27	887,022	105.47	921,070	83.20
Forfeited	(202,248)	23.84	(99,038)	44.42	(130,990)	90.01	(60,935)	85.01
Cancelled	(42,812)	45.09	(33,955)	37.72	(46,624)	87.08	(50,354)	71.45
Vested	(899,640)	39.44	(1,019,687)	34.46	(761,574)	79.86	(866,716)	65.19
Unvested awards at 31 December(b)	2,493,826	43.55	2,650,861	37.50	2,164,568	92.31	2,216,734	82.52
Comprising:
– Management Share Awards	1,241,695	43.63	1,352,759	38.73	1,178,538	95.70	1,291,203	85.80
– Bonus Deferral Awards	158,572	42.31	211,905	36.14	46,660	96.08	53,324	85.53
– Global Employee Share Plan	1,060,394	43.49	1,050,608	36.06	939,370	87.86	872,207	77.47
– UK Share Plan	33,165	47.94	35,589	41.54	—	—	—	—

	2021 number	Weighted average share price at vesting 2021 £	2020 number	Weighted average share price at vesting 2020 £	2021 number	Weighted average share price at vesting 2021 A$	2020 number	Weighted average share price at vesting 2020 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
– Management Share Awards	547,487	60.74	707,133	42.26	550,161	122.89	640,948	97.74
– Bonus Deferral Awards	100,368	47.96	111,233	49.71	34,279	105.55	63,404	101.96
– Global Employee Share Plan	407,314	54.61	401,169	43.82	312,109	112.33	299,381	98.60
– UK Share Plan	20,111	57.15	2,392	45.73	—	—	—	—
Vested awards settled in cash during the year (including dividend shares applied on vesting):
– Bonus Deferral Awards	23,371	46.12	19,617	48.34	19,607	93.5	—	—
(a)Awards of Rio Tinto American Depository Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
(b)These numbers are presented and calculated in accordance with IFRS 2 and represent awards for which an IFRS 2 charge continues to be accrued for.